Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 3. Property and Equipment

Property and equipment consists of computer equipment that is stated at cost of $8,420 and $4,214 less accumulated depreciation of $1,194 and $983 at March 31, 2015 and December 31, 2014, respectively. Depreciation expense was $211 for the periods ended March 31, 2015 and March 31, 2014. Depreciation expense is computed using the straight-line method over the estimated useful life of the assets, which is five years for computer equipment.

Note 4. Property and Equipment

Property and equipment consists of computer equipment at a stated cost of $4,214 and $4,214 less accumulated depreciation of $983 and $140 for the periods ended December 31, 2014 and 2013, respectively. Depreciation expense was $843 and $140 for the periods ended December 31, 2014 and 2013, respectively.